Earnings per Share (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted [Abstract]
Net loss attributable to shareholders	$ (282,454)	$ (1,040,642)	$ (1,906,592)	$ (20,292,903)
Weighted average shares outstanding (in shares)	60,009,005	54,859,055
Basic and diluted net loss per share (in dollars per share)	$ 0	$ (0.02)